Accounts receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Provision for Doubtful Accounts	$ 0	$ 0
Allowance for doubtful accounts receivable, current	$ 12,100,000	$ 8,300,000	$ 22,200,000